American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
October 31, 2025

One Choice 2045 Portfolio - Schedule of Investments
OCTOBER 31, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 43.2%
Focused Dynamic Growth Fund G Class(2)	324,941	29,995,258
Focused Large Cap Value Fund G Class	11,406,261	126,495,431
Growth Fund G Class	1,072,539	78,177,397
Heritage Fund G Class	1,534,962	49,395,091
Large Cap Equity Fund G Class	2,254,292	134,445,949
Mid Cap Value Fund G Class	3,631,644	59,450,014
Select Fund G Class	159,491	24,542,510
Small Cap Growth Fund G Class	776,557	20,532,175
Small Cap Value Fund G Class	1,961,883	19,128,360
		542,162,185
Domestic Fixed Income Funds — 24.1%
Diversified Bond Fund G Class	22,192,756	206,614,558
High Income Fund G Class	5,959,703	52,326,195
Inflation-Adjusted Bond Fund G Class	3,921,612	42,549,493
Short Duration Fund G Class	72,753	717,344
Short Duration Inflation Protection Bond Fund G Class	39,516	426,376
		302,633,966
International Equity Funds — 23.3%
Emerging Markets Fund G Class	3,811,000	58,803,733
Global Real Estate Fund G Class	1,814,171	25,126,273
International Growth Fund G Class	5,967,310	85,690,576
International Small-Mid Cap Fund G Class	2,612,239	31,634,220
International Value Fund G Class	4,955,929	55,010,812
Non-U.S. Intrinsic Value Fund G Class	3,319,708	36,052,029
		292,317,643
International Fixed Income Funds — 9.4%
Emerging Markets Debt Fund G Class	3,339,496	31,658,422
Global Bond Fund G Class	9,710,129	86,420,147
		118,078,569
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $932,403,308)		1,255,192,363
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,255,192,363

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$32,222	—	$2,185	$(42)	$29,995	325	$4,104	—
Focused Large Cap Value Fund	141,958	$1,760	17,199	(24)	126,495	11,406	3,801	$826
Growth Fund	86,168	—	5,420	(2,571)	78,177	1,073	11,261	—
Heritage Fund	66,311	379	10,229	(7,065)	49,396	1,535	7,227	—
Large Cap Equity Fund	156,788	183	17,758	(4,767)	134,446	2,254	15,325	—
Mid Cap Value Fund	78,139	376	17,204	(1,861)	59,450	3,632	3,237	376
Select Fund	25,861	—	3,773	2,455	24,543	159	292	—
Small Cap Growth Fund	29,730	—	8,305	(893)	20,532	777	2,859	—
Small Cap Value Fund	29,383	103	9,725	(633)	19,128	1,962	590	103
Diversified Bond Fund	230,090	3,911	35,239	7,854	206,616	22,193	(3,600)	2,768
High Income Fund	57,494	1,025	7,301	1,108	52,326	5,960	(673)	1,024
Inflation-Adjusted Bond Fund	45,112	293	4,231	1,375	42,549	3,922	(272)	—
Short Duration Fund	424	292	—	1	717	73	—	8
Short Duration Inflation Protection Bond Fund	147	277	—	2	426	40	—	—
Emerging Markets Fund	65,928	—	11,894	4,770	58,804	3,811	5,248	—
Global Real Estate Fund	27,205	—	3,075	996	25,126	1,814	302	—
International Growth Fund	77,696	3,971	19	4,043	85,691	5,967	1	—
International Small-Mid Cap Fund	30,080	—	497	2,051	31,634	2,612	83	—
International Value Fund	52,146	1,502	1,464	2,827	55,011	4,956	581	—
Non-U.S. Intrinsic Value Fund	34,586	—	349	1,815	36,052	3,320	17	—
Emerging Markets Debt Fund	33,826	783	4,602	1,651	31,658	3,339	(423)	783
Global Bond Fund	93,353	3,344	12,516	2,239	86,420	9,710	(1,348)	1,277
	$1,394,647	$18,199	$172,985	$15,331	$1,255,192	90,840	$48,612	$7,165
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.